Nationwide Destination Retirement Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S&P Target Date Retirement Income Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.66%	4.15%	5.32%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.89%	2.54%	4.88%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.48%	0.56%	2.95%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.59%	1.37%	3.23%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.06%	3.46%	5.20%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.87%	4.25%	6.00%
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.65%	3.98%	5.72%